STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
As of September 30, 2023, the Company was authorized to issue 600.0 million total shares of capital stock, consisting of 300.0 million shares of common stock and 300.0 million shares of preferred stock. As of September 30, 2023 and December 31, 2022, there were 94.9 million shares of common stock outstanding and no shares of preferred stock outstanding.
Stock-Based Compensation
The Company’s primary stock-based compensation plan is the 2021 Omnibus Incentive Compensation Plan (“the Plan”), under which to date, share options and two different types of restricted stock units (“RSUs”) have been issued. The purpose of the Plan is to benefit and advance the interests of Dole by attracting, retaining and motivating participants and to compensate participants for contributions to the success of the Company. Upon exercise of share options or vesting of RSUs, new shares are issued from existing authorization. A total of 7.4 million shares of the Company’s common stock were initially reserved for issuance pursuant to the Omnibus Plan. Upon the exercise of any option or vesting of any RSU, the related award is cancelled to the extent of the number of shares exercised or vested, and that number of shares is no longer available under the Plan. If any part of the award terminates without delivery of the related shares, the extent of the award will then be available for future grant under the Plan. As of September 30, 2023, there were 5.7 million shares available for future grant under the Plan and 1.6 million shares available for future issue under awards granted.
In the nine months ended September 30, 2023, additional RSU awards were issued under the Plan that vest over a one to three year service period, and additional RSU awards were issued under the Plan that vest over three years if certain market conditions are met. Compensation expense under the awards that include a market condition is determined based on the grant date fair value of the award calculated using a Monte Carlo simulation approach.
For the three and nine months ended September 30, 2023, total stock-based compensation expense related to the Plan was $1.6 million and $4.4 million, respectively. For the three and nine months ended September 30, 2022, total stock-based compensation expense related to the Plan was $1.1 million and $3.1 million, respectively. Stock-based compensation expense related to the Plan is recorded in selling, marketing, general and administrative expenses in the condensed consolidated statements of operations. The total unrecognized compensation cost related to the unvested awards as of September 30, 2023 was $9.8 million.
Dividends Declared
The following table summarizes dividends per share declared for the nine months ended September 30, 2023 and September 30, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
8/17/2023	$0.08
5/17/2023	$0.08
3/6/2023	$0.08
8/22/2022	$0.08
5/24/2022	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,686)	$(7,695)	$(23,063)	$(22,925)
In January and April of 2023, Dole paid cash dividends of $0.08 per share, totaling $15.4 million, to shareholders for the third quarter dividend declared on November 16, 2022 and for the fourth quarter dividend declared on March 6, 2023. In July of 2023, Dole paid cash dividends of $0.08 per share, totaling $7.8 million to shareholders for the first quarter dividend declared on May 17, 2023.
Dole’s ability to declare and pay dividends is subject to limitations contained in its various debt agreements. As of September 30, 2023, Dole had the ability to make dividend payments of $330.9 million before these limitations would come into effect.
See Note 20 “Subsequent Events” for additional detail on dividends declared and paid.
Accumulated Other Comprehensive Loss
Dole’s accumulated other comprehensive loss primarily consists of unrealized foreign currency translation gains and losses, unrealized derivative gains and losses and pension and postretirement obligation adjustments. A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three and nine months ended September 30, 2023 and September 30, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	3,432	—	9,604	13,036
Amounts reclassified from accumulated other comprehensive loss	(4,223)	—	—	(4,223)
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	$34,035	$(36,938)	$(98,008)	$(100,911)
Other comprehensive (loss) income attributable to Dole plc before reclassifications, net of income taxes	(1,237)	—	960	(277)
Amounts reclassified from accumulated other comprehensive loss	(4,148)	—	—	(4,148)
Tax reclassified from accumulated other comprehensive loss	7,723	—	—	7,723
Net other comprehensive income attributable to Dole plc	2,338	—	960	3,298
Balance as of June 30, 2023	$36,373	$(36,938)	$(97,048)	$(97,613)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	6,911	—	(18,274)	(11,363)
Amounts reclassified from accumulated other comprehensive loss	(5,831)	—	—	(5,831)
Tax reclassified from accumulated other comprehensive loss	1,840	—	—	1,840
Net other comprehensive income (loss) attributable to Dole plc	2,920	—	(18,274)	(15,354)
Balance as of September 30, 2023	$39,293	$(36,938)	$(115,322)	$(112,967)

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	25,801	—	(5,686)	20,115
Amounts reclassified from accumulated other comprehensive loss	(373)	—	5,445	5,072
Tax reclassified from accumulated other comprehensive loss	(230)	—	—	(230)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	$33,829	$(59,822)	$(74,969)	$(100,962)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	12,574	—	(38,882)	(26,308)
Amounts reclassified from accumulated other comprehensive loss	(5,798)	—	—	(5,798)
Tax reclassified from accumulated other comprehensive loss	2,369	—	—	2,369
Net other comprehensive income (loss) attributable to Dole plc	9,145	—	(38,882)	(29,737)
Balance as of June 30, 2022	$42,974	$(59,822)	$(113,851)	$(130,699)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	19,880	—	(35,696)	(15,816)
Amounts reclassified from accumulated other comprehensive loss	(9,157)	—	—	(9,157)
Tax reclassified from accumulated other comprehensive loss	1,535	—	—	1,535
Net other comprehensive income (loss) attributable to Dole plc	12,258	—	(35,696)	(23,438)
Balance as of September 30, 2022	$55,232	$(59,822)	$(149,547)	$(154,137)
The following table includes details about (gains) losses reclassified from accumulated other comprehensive loss by component of accumulated other comprehensive loss:

	(Gains) losses reclassified out of Accumulated Other Comprehensive Loss
	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022	Affected line item in the Statement of Operations

	(U.S. Dollars in thousands)
Fair Value of Derivatives:
Interest rate swap contracts	$(7,794)	$(2,208)	$(21,194)	$(1,190)	Interest expense
Cash flow hedges	1,963	(6,949)	6,992	(14,138)	Cost of sales
Foreign currency translation	—	—	—	5,445	Other income, net
Total	$(5,831)	$(9,157)	$(14,202)	$(9,883)